Investments Investments - Schedule of Net Unrealized Losses on Equity Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Net losses recognized on equity securities	$ (6.1)
Less: Net realized gains related to sales of equity securities	0.4
Total net unrealized losses on equity securities held	$ (6.5)
Net unrealized gain (loss)		$ (4,500,000)	$ 5,800,000